UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21082
Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Quality Preferred Income Fund (JTP) March 31, 2006

Shares	Description (1)	Coupon	Ratings (2)	Value

	Convertible Preferred Securities - 0.3% (0.2% of Total Investments)

	Insurance - 0.1%

50,000	XL Capital Ltd	6.500%	A2	$1,109,000

	Thrifts & Mortgage Finance - 0.2%

54,000	PMI Group Inc.	5.875%	A1	1,428,300

	Total Convertible Preferred Securities (cost $2,549,130)			2,537,300

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Securities - 85.6% (58.2% of Total Investments)

	Automobiles - 0.0%

5,300	Daimler Chrysler, Series DCX (CORTS)	7.250%	A3	$128,048

	Capital Markets - 8.2%

1,250	ABN AMRO North America, Series L, 144A, (3)	6.460%	A3	1,267,188
40,358	Bear Stearns Capital Trust III	7.800%	A2	1,024,286
296,187	BNY Capital Trust V, Series F	5.950%	A1	7,132,183
237,295	Compass Capital Trust III	7.350%	A3	5,979,834
13,700	First Union Institutional Capital II (CORTS)	8.200%	A1	376,750
11,700	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	275,652
12,100	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	280,115
17,300	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	403,609
13,500	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	312,120
72,600	Goldman Sachs Group Inc., (3)	6.200%	A2	1,861,464
5,000	Goldman Sachs Group Incorporated (SATURNS)	5.750%	Aa3	111,750
108,549	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	2,678,989
75,000	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	1,865,250
25,700	Lehman Brothers Holdings Capital Trust V, Series M	6.000%	A2	618,599
105,420	Lehman Brothers Holdings Capital Trust VI, Series N	6.240%	A2	2,597,549
35,000	Lehman Brothers Holdings Inc., Series C, (3)	5.940%	BBB+	1,786,750
50,000	Lehman Brothers Holdings Inc., Series F, (3)	6.500%	A-	1,282,000
46,000	Merrill Lynch Capital Trust II	8.000%	A1	1,185,880
128,900	Merrill Lynch Preferred Capital Trust III	7.000%	A1	3,268,904
88,700	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	2,286,686
102,000	Merrill Lynch Preferred Capital Trust V	7.280%	A1	2,615,280
198,700	Merrill Lynch Preferred Capital Trust	7.750%	A1	5,044,993
5,700	Morgan Stanley (PPLUS)	7.050%	Aa3	142,386
194,600	Morgan Stanley Capital Trust II	7.250%	A1	4,938,948
213,256	Morgan Stanley Capital Trust III	6.250%	A1	5,194,916
249,095	Morgan Stanley Capital Trust IV	6.250%	A1	6,043,045
31,300	Morgan Stanley Capital Trust V	5.750%	A+	712,388
515,305	Morgan Stanley Capital Trust VI	6.600%	A1	13,037,217

	Total Capital Markets			74,324,731

	Commercial Banks - 10.9%

102,800	Abbey National PLC, Series B	7.375%	A	2,705,696
48,000	Abbey National PLC, Series B	7.250%	A1	1,214,400
1,200	Abbey National PLC, Series C	7.375%	A2	30,732
134,500	ABN AMRO Capital Fund Trust V	5.900%	A	3,128,470
34,500	ABN AMRO Capital Trust Fund VII	6.080%	A	826,275
103,700	ASBC Capital I	7.625%	Baa1	2,629,832
7,200	BAC Capital Trust I	7.000%	Aa3	181,368
64,500	BAC Capital Trust II	7.000%	Aa3	1,640,880
80,000	BAC Capital Trust III	7.000%	Aa3	2,043,200
196,550	Banco Santander	6.410%	A2	4,972,715
52,300	Banco Totta & Acores Finance, Series A	8.875%	A3	1,335,287
3,600	BancorpSouth Capital Trust I	8.150%	Baa2	91,188
84,500	Banesto Holdings, Series A, 144A	10.500%	A2	2,601,020
64,300	Bank One Capital Trust VI	7.200%	A1	1,640,936
11,700	BankNorth Capital Trust II	8.000%	A3	298,467
8,300,000	BOI Capital Funding 3, 144A	6.107%	A2	8,020,149
198,900	Chittenden Capital Trust I	8.000%	Baa1	5,052,060
116,800	Cobank ABC, 144A, (3)	7.000%	N/R	5,667,837
140,900	Comerica Capital Trust I	7.600%	A3	3,533,772
33,900	Fleet Capital Trust VII	1.800%	Aa3	851,907
65,700	KeyCorp (PCARS)	7.500%	A3	1,688,490
54,633	KeyCorp Capital Trust V	5.875%	A3	1,284,968
67,800	National Commerce Capital Trust II	7.700%	A1	1,721,442
5,050	PNC Capital Trust	6.125%	A3	121,251
11,353	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	265,206
27,400	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	687,192
216,762	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	5,458,067
30,300	SunTrust Capital Trust IV	7.125%	A1	762,954
83,700	SunTrust Capital Trust V	7.050%	A1	2,111,751
175,000	USB Capital Trust III	7.750%	Aa3	4,441,500
423,005	USB Capital Trust IV	7.350%	Aa3	10,761,247
46,900	USB Capital Trust V	7.250%	Aa3	1,183,287
10,000	USB Capital Trust VII	5.875%	Aa3	230,400
37,200	VNB Capital Trust I	7.750%	Baa1	942,648
7,236	Well Fargo Capital Trust IX	5.625%	Aa2	163,389
25,500	Wells Fargo Capital Trust IV	7.000%	Aa2	643,110
224,700	Wells Fargo Capital Trust V	7.000%	Aa2	5,669,181
56,700	Wells Fargo Capital Trust VI	6.950%	Aa2	1,422,603
21,900	Wells Fargo Capital Trust VII	5.850%	Aa2	519,687
382,250	Zions Capital Trust B	8.000%	Baa1	9,980,548

	Total Commercial Banks			98,525,112

	Computers & Peripherals - 0.0%

2,100	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	53,855
4,200	IBM Trust II (CORTS)	7.125%	A+	104,412

	Total Computers & Peripherals			158,267

	Consumer Finance - 0.1%

25,400	Household Capital Trust VII	7.500%	A1	645,668
13,600	SLM Corporation	6.000%	A	325,040

	Total Consumer Finance			970,708

	Diversified Financial Services - 9.1%

17,000	BBVA Preferred Capital Ltd., Series B	7.750%	A1	426,870
197,600	CIT Group Inc., Series A, (3)	6.350%	BBB+	4,999,280
38,376	CIT Group Incorporated (CORTS)	7.750%	A3	1,004,300
4,800	Citigroup Capital Trust IX	6.000%	Aa2	114,432
258,700	Citigroup Capital Trust VII	7.125%	Aa2	6,539,936
528,300	Citigroup Capital Trust VIII	6.950%	Aa2	13,286,745
55,900	Citigroup Capital Trust XI	6.000%	Aa2	1,332,097
53,300	Citigroup Inc., Series H, (3)	6.231%	Aa3	2,690,318
39,400	Citigroup Inc., Series M, (3)	5.864%	Aa3	1,985,760
3,400	General Electric Capital Corporation (CORTS)	6.000%	AAA	82,552
10,800	General Electric Capital Corporation	6.625%	AAA	272,808
7,400	General Electric Capital Corporation	6.100%	AAA	182,410
1,800	General Electric Capital Corporation	4.500%	AAA	41,040
1,015,458	ING Group N.V.	7.200%	A	26,046,498
569,000	ING Group N.V.	7.050%	A	14,452,600
20,200	JPM Capital Trust (CORTS)	7.200%	A2	511,262
1,700	JPMorgan Chase & Company (PCARS)	7.125%	A2	42,976
81,500	JPMorgan Chase Capital Trust IX, Series I	7.500%	A1	2,068,470
82,400	JPMorgan Chase Capital Trust X	7.000%	A1	2,088,840
97,606	JPMorgan Chase Capital Trust XI	5.875%	A1	2,280,076
71,100	JPMorgan Chase Capital Trust XVI	6.350%	A1	1,777,500
20,300	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%	A1	515,417

	Total Diversified Financial Services			82,742,187

	Diversified Telecommunication Services - 0.8%

93,400	AT&T Inc.	7.000%	A	2,347,142
12,100	BellSouth Capital Funding (CORTS)	7.100%	A	305,525
69,835	BellSouth Corporation (CORTS)	7.000%	Aa3	1,777,999
29,300	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%	A	742,755
4,300	BellSouth Corporation	7.125%	A	109,328
6,300	BellSouth Inc. (CORTS)	7.000%	A	159,642
2,200	Verizon Communications (CORTS)	7.625%	A	56,540
9,700	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A+	235,710
2,300	Verizon Global Funding Corporation Trust III, Series III (CORTS)	6.250%	A	56,718
23,900	Verizon New England Inc., Series B	7.000%	A3	609,450
19,900	Verizon South Inc., Series F	7.000%	A	502,276

	Total Diversified Telecommunication Services			6,903,085

	Electric Utilities - 3.5%

2,300	BGE Capital Trust II	6.200%	A3	57,293
77,740	DTE Energy Trust I	7.800%	Baa3	1,980,038
109,205	Entergy Louisiana LLC	7.600%	A-	2,760,702
2,000	Entergy Mississippi Inc.	7.250%	A-	51,400
56,500	Georgia Power Capital Trust V	7.125%	A3	1,428,885
3,000	Georgia Power Company	6.000%	AAA	74,430
118,651	Georgia Power Company	5.900%	A	2,871,354
2,000	Georgia Power Company	5.750%	A	46,400
272,612	Georgia Power Company	5.700%	AAA	6,572,675
2,100	Gulf Power Capital Trust III	7.375%	A3	53,025
251,073	Interstate Power and Light Company, Series B, (3)	8.375%	BBB-	8,254,025
2,600	National Rural Utilities Cooperative Finance Corporation	7.600%	A3	65,416
24,000	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	610,560
5,000	National Rural Utilities Cooperative Finance Corporation	6.750%	A3	125,900
36,900	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	885,600
5,225	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	122,997
11,000	Southern Company Capital Trust VI	7.125%	BBB+	277,970
7,100	Tennessee Valley Authority, Series D	6.750%	AAA	169,122
191,400	Virginia Power Capital Trust	7.375%	Baa2	4,903,668

	Total Electric Utilities			31,311,460

	Food Products - 0.7%

64,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	BBB-	6,322,003

	Gas Utilities - 0.1%

32,300	AGL Capital Trust II	8.000%	BBB	819,128

	Industrial Conglomerates - 0.1%

21,700	General Electric Company, Series GE (CORTS)	6.800%	AAA	550,963

	Insurance - 18.4%

622,600	Ace Ltd., Series C	7.800%	Baa2	16,312,120
37,000	Aegon N.V.	6.500%	A-	926,850
1,161,650	Aegon N.V.	6.375%	A-	28,925,085
2,800	Allstate Corporation (PCARS)	7.150%	A2	70,700
10,500	AMBAC Financial Group Inc.	7.000%	AA	263,235
21,500	AMBAC Financial Group Inc.	5.950%	AA	507,185
2,800	AMBAC Financial Group Inc.	5.875%	AA	65,772
458,812	Arch Capital Group Limited	8.000%	Baa3	11,800,094
215,500	Delphi Financial Group, Inc.	8.000%	BBB	5,615,930
372,000	EverestRe Capital Trust II	6.200%	Baa1	8,388,600
87,600	EverestRe Group Limited	7.850%	Baa1	2,248,692
5,000	Financial Security Assurance Holdings	6.875%	AA	125,650
4,600	Financial Security Assurance Holdings	6.250%	AA	114,494
205,377	Hartford Capital Trust III, Series C	7.450%	Baa1	5,161,124
53,400	Hartford Life Capital Trust II, Series B	7.625%	Baa1	1,354,758
79,600	Lincoln National Capital Trust V, Series E	7.650%	A-	2,005,920
34,500	Lincoln National Capital Trust VI	6.750%	A-	879,405
616,400	MetLife Inc., Series B, (3)	6.500%	Baa1	15,767,512
9,900	MetLife Inc.	5.875%	A	235,620
292,500	PartnerRe Limited, Series C	6.750%	BBB+	7,315,425
72,700	PartnerRe Limited, Series D	6.500%	BBB+	1,741,165
127,100	PartnerRe Limited	7.900%	A3	3,201,649
80,000	PLC Capital Trust III	7.500%	BBB+	2,028,000
412,900	PLC Capital Trust IV	7.250%	BBB+	10,429,854
6,500	PLC Capital Trust V	6.125%	BBB+	155,025
6,900	Prudential Financial Inc. (CORTS)	6.000%	A	163,185
264,165	Prudential PLC	6.750%	A	6,617,333
2,900	Prudential PLC	6.500%	A	73,515
61,100	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,544,608
13,900	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	298,850
125,650	RenaissanceRe Holdings Ltd., Series A	8.100%	BBB+	3,195,280
52,700	Safeco Capital Trust I (CORTS)	8.700%	Baa2	1,442,399
8,000	Safeco Capital Trust III (CORTS)	8.072%	Baa2	208,400
9,900	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	256,361
3,300	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%	Baa2	85,932
42,300	Saint Paul Capital Trust I	7.600%	Baa1	1,078,227
62,800	Torchmark Capital Trust I	7.750%	A-	1,601,400
3,500	Torchmark Capital Trust II	7.750%	A-	89,285
8,000	W.R. Berkley (CORTS)	8.250%	BBB-	206,160
27,900	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)	8.125%	BBB-	286,254
382,300	W.R. Berkley Corporation	6.750%	BBB-	9,710,420
443,054	XL Capital Ltd, Series A	8.000%	Baa1	11,399,779
126,600	XL Capital Ltd, Series B	7.625%	Baa1	3,247,290

	Total Insurance			167,144,542

	IT Services - 0.1%

31,200	Vertex Industries Inc. (PPLUS)	7.625%	A	803,400

	Media - 0.3%

124,800	CBS Corporation	7.250%	BBB+	3,132,480
11,400	Walt Disney Company	7.000%	A-	289,560

	Total Media			3,422,040

	Multiline Retail - 0.0%

5,100	Nordstrom Inc. (CORTS)	7.625%	A	128,010

	Multi-Utilities - 0.7%

98,100	Dominion CNG Capital Trust I	7.800%	Baa2	2,497,626
56,700	Dominion Resources Capital Trust II	8.400%	Baa3	1,437,912
100,400	Energy East Capital Trust I	8.250%	BBB-	2,557,188

	Total Multi-Utilities			6,492,726

	Oil, Gas & Consumable Fuels - 1.9%

532,332	Nexen Inc.	7.350%	Baa3	14,080,181
108,500	TransCanada Pipeline	8.250%	A3	2,733,115

	Total Oil, Gas & Consumable Fuels			16,813,296

	Pharmaceuticals - 0.1%

23,000	Bristol Myers Squibb Company (CORTS)	6.250%	A+	576,610
12,800	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	323,456

	Total Pharmaceuticals			900,066

	Real Estate - 25.2%

50,458	AMB Property Corporation, Series M	6.750%	Baa2	1,261,198
13,400	AvalonBay Communities, Inc., Series H	8.700%	BBB	364,480
208,800	BRE Properties, Series B	8.080%	BBB-	5,311,872
5,589	BRE Properties, Series C	6.750%	BBB-	137,825
42,644	BRE Properties, Series D	6.750%	BBB-	1,039,234
380,190	CarrAmerica Realty Corporation, Series E	7.500%	BBB-	9,573,184
56,900	Developers Diversified Realty Corporation, Series F	8.600%	BBB-	1,450,950
47,300	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	1,214,191
406,400	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	10,196,576
29,600	Developers Diversified Realty Corporation	7.500%	BBB-	745,624
156,800	Duke Realty Corporation, Series L	6.600%	BBB	3,888,640
157,779	Duke-Weeks Realty Corporation, Series B	7.990%	BBB	7,770,616
1,099,100	Equity Office Properties Trust, Series G	7.750%	BBB-	27,961,104
25,800	Equity Residential Properties Trust, Series D	8.600%	BBB	675,960
10,600	First Industrial Realty Trust, Inc., Series C	8.625%	BBB-	277,190
279,400	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	7,250,430
19,000	Firstar Realty LLC, 144A	8.875%	Aa3	24,076,563
1,039,210	HRPT Properties Trust, Series B	8.750%	BBB-	27,300,047
82,000	New Plan Excel Realty Trust, Series D	7.800%	BBB-	4,112,817
419,000	New Plan Excel Realty Trust, Series E	7.625%	BBB-	10,600,700
10,000	Prologis Trust, Series F	6.750%	BBB	250,000
107,000	Prologis Trust, Series G	6.750%	BBB	2,675,000
57,000	PS Business Parks, Inc., Series I	6.875%	BBB-	1,359,450
240,000	PS Business Parks, Inc., Series L	7.600%	BBB-	6,048,000
328,400	PS Business Parks, Inc.	7.000%	BBB-	8,111,480
64,800	Public Storage, Inc., Series C	6.600%	BBB+	1,574,640
90,000	Public Storage, Inc., Series D	6.180%	BBB+	2,054,700
2,900	Public Storage, Inc., Series E	6.750%	BBB+	72,036
59,400	Public Storage, Inc., Series F	6.450%	BBB+	1,385,208
116,600	Public Storage, Inc., Series R	8.000%	BBB+	2,941,818
209,600	Public Storage, Inc., Series S	7.875%	BBB+	5,284,016
16,500	Public Storage, Inc., Series T	7.625%	BBB+	415,305
40,680	Public Storage, Inc., Series U	7.625%	BBB+	1,030,831
347,600	Public Storage, Inc., Series V	7.500%	BBB+	8,811,660
6,971	Public Storage, Inc., Series X	6.450%	BBB+	165,213
4,100	Public Storage, Inc.	7.125%	BBB+	105,165
93,500	Realty Income Corporation	7.375%	BBB-	2,408,560
47,500	Regency Centers Corporation	7.450%	BBB-	1,218,613
22,600	Regency Centers Corporation	7.250%	BBB-	575,170
22,500	Simon Property Group, Inc., Series F	8.750%	Baa2	569,700
176,600	Simon Property Group, Inc., Series G	7.890%	BBB	9,151,412
13,700	United Dominion Realty Trust	8.600%	BBB-	353,186
323,633	Vornado Realty Trust, Series G	6.625%	BBB-	7,783,374
40,200	Vornado Realty Trust, Series H	6.750%	BBB-	996,558
189,300	Vornado Realty Trust, Series I	6.625%	BBB-	4,514,805
489,900	Wachovia Preferred Funding Corporation	7.250%	A2	13,369,371
2,000	Weingarten Realty Trust, Preferred Securities	6.750%	A-	51,390
2,500	Weingarten Realty Trust, Series E	6.950%	A-	63,500

	Total Real Estate			228,549,362

	Specialty Retail - 0.1%

47,100	Sherwin Williams Company, Series III (CORTS)	7.250%	A+	1,179,384

	Thrifts & Mortgage Finance - 2.5%

13,600	Countrywide Capital Trust II, Series II (CORTS)	8.000%	BBB+	350,880
12,300	Countrywide Capital Trust III (PPLUS)	8.050%	BBB+	325,581
799,020	Countrywide Capital Trust IV	6.750%	BBB+	20,055,402
57,900	Harris Preferred Capital Corporation, Series A	7.375%	A1	1,456,185

	Total Thrifts & Mortgage Finance			22,188,048

	U.S. Agency - 1.3%

81,900	Fannie Mae, (3)	6.504%	AA-	4,115,475
58,300	Federal Home Loan Mortgage Corporation, (3)	6.000%	AA-	2,957,559
23,500	Federal Home Loan Mortgage Corporation	5.810%	Aa3	1,113,313
19,000	Federal Home Loan Mortgage Corporation, (3)	5.300%	AA-	876,375
58,600	Federal Home Loan Mortgage Corporation, (3)	5.100%	AA-	2,566,680

	Total U.S. Agency			11,629,402

	Wireless Telecommunication Services - 1.5%

107,213	Telephone and Data Systems Inc.	7.600%	A-	2,680,325
159,700	United States Cellular Corporation	8.750%	A-	4,240,035
268,100	United States Cellular Corporation	7.500%	A-	6,801,697

	Total Wireless Telecommunication Services			13,722,057

	Total $25 Par (or similar) Securities (cost $768,375,474)			775,728,025

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds - 1.1% (0.8% of Total Investments)

	Commercial Banks - 0.1%

$1,000	HBOS PLC, Series 144A	6.413%	9/29/49	A1	$954,950

	Household Durables - 0.5%

4,500	Stanley Works Capital Trust I, 144A	5.902%	12/01/45	Baa1	4,171,532

	Insurance - 0.5%

3,800	ILFC E-Capital Trust I, 144A	5.900%	12/21/65	A	3,691,696
1,250	ILFC E-Capital Trust II, 144A	6.250%	12/21/65	A	1,200,095

5,050	Total Insurance				4,891,791

$10,550	Total Corporate Bonds (cost $10,409,891)				10,018,273

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities - 57.7% (39.3% of Total Investments)

	Capital Markets - 6.2%

2,500	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	$2,638,405
2,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	2,100,588
1,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	1,051,277
7,900	BT Preferred Capital Trust II	7.875%	2/25/27	A2	8,337,202
2,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	2,265,507
11,250	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	11,334,510
13,463	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	14,171,665
5,500	UBS Preferred Funding Trust I	8.622%	10/29/49	AA-	6,142,191
7,250	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	7,729,370

	Total Capital Markets				55,770,715

	Commercial Banks - 31.5%

9,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	9,100,818
18,250	Abbey National Capital Trust I	8.963%	6/30/50	A2	23,757,120
3,000	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	2,898,381
2,500	Bank One Capital III	8.750%	9/01/30	A1	3,229,003
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,584,530
7,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	8,109,511
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	3,225,789
2,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A1	2,103,484
1,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	1,838,737
1,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	1,050,174
1,000	First Empire Capital Trust II	8.277%	6/01/27	Baa1	1,065,348
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	1,580,577
25,500	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	25,577,393
5,750	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	6,570,985
17,150	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	24,879,248
12,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	13,576,320
2,000	KeyCorp Capital III	7.750%	7/15/29	A3	2,330,432
2,000	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	2,101,228
8,850	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	8,874,842
7,655	Nordbanken AB, 144A	8.950%	11/29/49	A	8,459,357
1,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	1,059,001
8,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	8,555,328
200,000	PFCI Capital Corporation	7.750%	8/17/52	A-	5,312,500
19,000	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A-	19,990,964
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,951,394
16,000	RBS Capital Trust B	6.800%	12/31/49	A1	16,026,704
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	18,835,828
1,400	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	1,466,087
2,000	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A1	2,057,650
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	4,897,740
23,000	Summit Capital Trust I, Capital Securities	8.400%	3/15/27	Aa3	24,511,146
1,800	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	2,037,191
2,000	Union Planters Capital Trust A	8.200%	12/15/26	A2	2,106,694
4,000	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	A1	4,201,756
14,100	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	13,817,746
3,300	Washington Mutual Preferred Funding Delaware, Series A-1, 144A	6.534%	3/15/49	BBB	3,209,045
3,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	3,174,720

	Total Commercial Banks				285,124,771

	Diversified Financial Services - 4.1%

1,500	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A+	1,695,133
4,250	BNP Paribas Capital Trust	7.200%	12/31/49	A+	4,293,511
3,000	Citigroup Capital X	6.100%	9/30/33	Aa2	72,570
1,900	Fulton Capital Trust I	6.290%	2/01/36	A3	1,809,889
19,500	JPM Capital Trust II	7.950%	2/01/27	A1	20,595,510
8,100	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	8,448,365

	Total Diversified Financial Services				36,914,978

	Diversified Telecommunication Services - 1.5%

11,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	A-	13,953,516

	Insurance - 9.2%

7,570	Ace Capital Trust II	9.700%	4/01/30	Baa1	10,107,895
1,000	Allstate Financing II	7.830%	12/01/45	A2	1,050,098
2,000	American General Capital II	8.500%	7/01/30	Aa3	2,564,584
2,500	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	2,422,525
4,000	MIC Financing Trust I	8.375%	2/01/27	A+	4,063,084
7,000	Prudential PLC	6.500%	6/29/49	A	6,976,627
2,000	RenaissanceRe Capital Trust	8.540%	3/01/27	BBB+	1,992,590
26,216	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A+	27,971,633
24,373	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	26,080,345

	Total Insurance				83,229,381

	Oil, Gas & Consumable Fuels - 3.6%

4,000	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	4,245,752
5,860	KN Capital Trust III	7.630%	4/15/28	Baa3	6,266,526
20,900	Phillips 66 Capital Trust II	8.000%	1/15/37	A3	22,051,005

	Total Oil, Gas & Consumable Fuels				32,563,283

	Thrifts & Mortgage Finance - 1.6%

8,500	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	9,190,804
5,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	5,291,105

	Total Thrifts & Mortgage Finance				14,481,909

	Total Capital Preferred Securities (cost $518,484,022)				522,038,553

Shares	Description (1)				Value

	Investment Companies - 0.4% (0.3% of Total Investments)

15,543	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$307,907
39,289	Flaherty and Crumrine/Claymore Total Return Fund Inc.				778,315
1,000	John Hancock Preferred Income Fund				23,350
4,380	John Hancock Preferred Income Fund II				100,390
42,164	John Hancock Preferred Income Fund III				858,881
11,922	Preferred and Corporate Strategies Fund Inc.				242,374
56,479	Preferred Income Strategies Fund Inc.				1,100,211

	Total Investment Companies (cost $3,465,153)				3,411,428

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments - 1.8% (1.2% of Total Investments)

$16,278	Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $16,283,796, collateralized by $16,830,000, U.S. Treasury Notes, 4.000%, due 6/15/09, value $16,605,286	4.250%	4/03/06		$16,278,031

	Total Short-Term Investments (cost $16,278,031)				16,278,031

	Total Investments (cost $1,319,561,701) – 146.9%				1,330,011,610

	Other Assets Less Liabilities – 1.7%				15,278,254

	Preferred Shares, at Liquidation Value – (48.6)%				(440,000,000)

	Net Assets Applicable to Common Shares – 100%				$905,289,864

Interest Rate Swaps outstanding at March 31, 2006:

		Fixed Rate
		Paid	Fixed Rate	Floating Rate	Floating Rate		Unrealized
	Notional	by the Fund	Payment	Received	Payment	Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	by the Fund (4)	Frequency	Date	(Depreciation)

Citigroup Inc.	$55,000,000	4.604%	Monthly	4.661%	Monthly	6/06/06	$46,930
Citigroup Inc.	55,000,000	4.713	Monthly	4.661	Monthly	12/06/06	184,131
Citigroup Inc.	110,000,000	3.860	Monthly	4.822	Monthly	8/29/07	1,941,076
Citigroup Inc.	110,000,000	4.350	Monthly	4.822	Monthly	8/29/09	2,744,058

							$4,916,195

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Based on USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CBTCS	Corporate Backed Trust Certificates.

CORTS	Corporate Backed Trust Securities.

PCARS	Public Credit and Repackaged Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $1,326,052,216.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$29,507,572
Depreciation	(25,548,178)

Net unrealized appreciation (depreciation) of investments	$3,959,394

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Quality Preferred Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.